Income Tax (Expense (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit)
Current - U.S. Federal income tax expense (benefit)	$ 139	$ (206)	$ 19
Current - International income tax expense (benefit)	0	0	5
Total current income tax expense (benefit)	139	(206)	24
Deferred - U.S. Federal income tax expense (benefit) excluding NOL carryforward	(94)	46	114
Deferred income tax expense (benefit) - net operating loss carryforward	(9)	(163)	(1)
Total deferred income tax expense (benefit)	(103)	(117)	113
Total income tax expense (benefit)	$ 36	$ (323)	$ 137